Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total loans payable	$ 649,047	$ 567,154
Current portion of loans payable	(630,534)	(549,424)
Long term portion of loans payable	18,513	17,730
Unsecured, Interest Bearing Loans at 10% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable	107,167	184,235
Unsecured, Interest Bearing Loans at 12% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable	39,069	309,806
Unsecured, Interest Bearing Loans at 19.4% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable	25,642
Unsecured, Interest Bearing Loans at 20.5% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable		25,625
Unsecured, Interest Bearing Loans at 13.5% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable	3,534	41,533
Unsecured, Interest Bearing Loans at 15% Per Annum [Member]
Short-Term Debt [Line Items]
Total loans payable	473,635
Non Interest Bearing Loans [Member]
Short-Term Debt [Line Items]
Total loans payable		$ 5,955